REVENUE (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Vessel	Dec. 31, 2012 Tanker Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2004 Vessel
REVENUE [Abstract]
Number of vessels temporarily operated directly in the spot market		6	6
Total number of vessels	20	20		3
Number of tankers withdrawn from pool		9
Net pool spot market earnings, cooperative arrangements	$ 0	$ 77,287,000	$ 76,618,000
Gross pool spot market earnings, Orion Tankers pool	0	36,339,000	0
Gross spot market earnings, through spot charters	243,657,000	17,056,000	18,169,000
Total Voyage Revenues	243,657,000	130,682,000	94,787,000
Concentration Risk [Line Items]
Accounts receivable	18,800,000	10,000
Orion Tankers Pool [Member]
Concentration Risk [Line Items]
Accounts receivable, net related party	$ 0	$ 12,900,000
Voyage Revenues [Member] | Gemini Tankers LLC [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)		2.00%	97.00%
Voyage Revenues [Member] | Orion Tankers Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)		98.00%	3.00%
Voyage Revenues [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	42.00%
Number of customers	2
Accounts Receivable [Member] | Four Charters [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	52.00%
Number of charters	4
Accounts Receivable, Net Related Party [Member] | Orion Tankers Pool [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)		100.00%